Software Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Software Costs
Schedule of Software costs
Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360
Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333

Software	1,253,000	(1)

Goodwill	1,714,772

Assets acquired	$2,983,360

(1)	The estimated useful life for software development is assumed at 3 years. The acquisition was completed in January 2017, however the allocation of proceeds to identifiable assets was recognized during fourth quarter of 2017.

Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333

Software	1,253,000	(1)

Goodwill	1,714,772

Assets acquired	$2,983,360